Summary of Significant Accounting Policies (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 28, 2021	Nov. 08, 2019	May 28, 2020	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Outstanding ordinary shares percentage		12.50%	30.00%
Number of ordinary shares (in Shares)		3,100,000
Aggregate number of surrendered shares (in Shares)			6,510,000
Translation adjustments, description				Translation adjustments are included in accumulated other comprehensive income. The balance sheet amounts, with the exception of shareholder’s equity at December 31, 2021and December 31, 2020 were translated at RMB 6.38 and RMB 6.52 to one U.S. dollar (USD), respectively. The average translation rates applied to the consolidated statements of income and cash flows for years ended December 31, 2021 and 2020 were RMB 6.45 to one USD. The balance sheet amounts, with the exception of shareholder’s equity at December 31, 2021 and 2020 were translated at HKD 7.80 and HKD 7.75 to one USD, respectively. The average translation rates applied to the consolidated statements of income and cash flows for years ended December 31, 2021 and 2020 were HKD 7.77 and HKD 7.76 to one USD, respectively.
Investment maturity period				1 year
Gain from investment				$ 169,065	$ 93,007
Accounts receivable				$ 109,000
Allowance for doubtful accounts					117,000
Beneficial owners percentage	10.00%			11.64%
Net proceeds deposited in escrow account					600,000
Goodwill, Impairment Loss				$ 25,590
Equity ownership interest percentage				20.00%
Investments				18.00%
Investment				$ 548,151	535,617
Interest rate				3.575%
Entity Not Subject to Income Taxes, Difference in Bases, Amount				$ 58,000
Gross revenue generated from contracts				119,000	62,000
Transaction fee revenue				3,400,000	2,600,000
Other revenues from related party				233,157	213,172
Selling and marketing expenses-related party				$ 359,968	1,762,652
VAT Percentage Rate				6.00%
Tax benefit percentage				50.00%
Operating Lease, Right-of-Use Asset, Amortization Expense				$ 34,608
Borrowing rate				4.75%
Other income				$ 115,000
VAT refund				$ 78,000
Other income percent				10.00%
Net other income				$ 193,000	169,000
Earnings per share (in Dollars per share)				$ 0.01
Statutory surplus reserve fund				10.00%
Registered capital percentage				50.00%
Statutory reserve fund				$ 0
Employee benefits expense				$ 105,565	$ 61,305
Number of operating segment				1
Number of reportable segment				1
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting shares percentage				20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting shares percentage				50.00%
Short-Term Investments [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investment maturity period				1 year